Global X China Consumer ETF (Prospectus Summary) | Global X China Consumer ETF
Global X China Consumer ETF
INVESTMENT OBJECTIVE
The Global X China Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (“Underlying Index”).

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X China Consumer ETF
Management Fees:	0.65%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.65%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Global X China Consumer ETF	66	208	362	810

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of consumer companies that are domiciled in, principally traded in or whose revenues are primarily from China. For purposes of this policy, consumer companies include those engaged in producing or selling goods or services to consumers. Examples include producers of food, beverages, apparel, household and leisure goods, cars and related items, media content, operators of retails stores, and companies offering services to private consumers. The Fund’s 80% investment policies are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer sector of the Chinese economy, as defined by Structured Solutions AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (“Index Provider”) that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Funds’ Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asian Economic Risk: Decreasing Asian imports, new trade regulations, changes in exchange rates, a recession in Asia or a slowing of economic growth in this region could have an adverse impact on the economy of China.

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in Chinese securities and in the consumer sector, the Fund will be susceptible to loss due to adverse occurrences affecting this country and sector.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if China's currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Market Risk: China is an emerging market country, which may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund is specifically exposed to Asian Economic Risk.

Geographic Risk: A natural disaster could occur in China, which could affect the economy or particular business operations of companies economically tied to China.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading, including as a result of adverse economic conditions in a trading partner’s economy, may cause an adverse impact on the economy in which the Fund invests. As a result of trading partners risk, the Fund is particularly exposed to U.S. Economic Risk.

Risks Related to Investing in China: Investments in securities of Chinese companies are subject to legal, regulatory, monetary, political, social instability and economic risks. The Chinese government maintains a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained.

Risks Related to Investing in the Consumer Sector: Investments in securities in the consumer sector may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, currency exchange rates, consumer confidence and changes in consumes in demographics and consumer tastes. Companies in the consumer sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in China are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in China are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

U.S. Economic Risk: Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosures rates may have an adverse impact on the economy of China.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxfunds.com.

Annual Total Returns (Years Ended December 31)

Best Quarter:	09/30/10	23.75%
Worst Quarter:	09/30/11	(27.33)%

Average Annual Total Returns (for the Periods Ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	Since Inception	Average Annual Returns, Inception Date
Global X China Consumer ETF	Return before taxes	7.24%	(1.37%)	Nov. 30, 2009
Global X China Consumer ETF After Taxes on Distributions	Return after taxes on distributions	6.93%	(1.58%)	Nov. 30, 2009
Global X China Consumer ETF After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund Shares	4.82%	(1.24%)	Nov. 30, 2009
Solactive China Consumer Index	Solactive China Consumer Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.60%	(0.94%)	Nov. 30, 2009
S&P 500 Index	S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.00%	11.24%	Nov. 30, 2009

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).